Income taxes - Reconciliation structure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Statutory tax rate in Finland	20.00%
Deferred tax assets and liabilities
Income tax (expense)/benefit at statutory rate	€ (149)	€ (31)	€ 72
Permanent difference-expense			(22)
Permanent difference-revenue	90	53
Non-credible withholding taxes	(37)	(31)	(24)
Income taxes for prior years	26	(13)	26
Effect of different tax rates of subsidiaries operating in other jurisdictions	(39)	(8)	(18)
Effect of deferred tax assets not recognized	(3,202)	(99)	(205)
Benefit arising from previously unrecognized deferred tax assets	105	29	46
Net increase in uncertain tax positions	(12)	(6)	(43)
Change in income tax rates	(12)	(30)	(45)
Income taxes on undistributed earnings	(26)	(2)	26
Other			(2)
Total	(3,256)	(138)	€ (189)
Net income tax liability relating to uncertain tax positions	€ 149	€ 154